Fair Value Measurements and Investments - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Investments at fair value	$ 68,225	$ 73,353	$ 74,136
Aurora
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Investments at fair value	54,615	60,722	60,348
OYA
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Investments at fair value		0	5,913
GDEV OYA Lender
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Investments at fair value	6,614	6,614	0
GDEV I
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Investments at fair value	3,215	2,688	3,771
GDEV II
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Investments at fair value	$ 3,781	$ 3,329	$ 4,104